UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2012

Item 1. Reports to Stockholders

Fidelity®
Series Floating Rate High Income
Fund

Fidelity Series Floating Rate High Income Fund
Class F

Semiannual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's investments.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Floating Rate High Income Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 20, 2011 to March 31, 2012). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value March 31, 2012	Expenses Paid During Period
Series Floating Rate High Income	.76%
Actual		$ 1,000.00	$ 1,061.60	$ 3.51 B
Hypothetical A		$ 1,000.00	$ 1,021.20	$ 3.84 C
Class F	.65%
Actual		$ 1,000.00	$ 1,062.10	$ 3.00 B
Hypothetical A		$ 1,000.00	$ 1,021.75	$ 3.29 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 164/366 (to reflect the period October 20, 2011 to March 31, 2012).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Summary (Unaudited)

Top Five Holdings as of March 31, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.	2.7
Intelsat Jackson Holdings SA	2.7
First Data Corp.	2.5
Asurion Corp.	2.4
Digicel International Finance Ltd.	2.3
12.6
Top Five Market Sectors as of March 31, 2012
% of fund's net assets
Technology	13.5
Telecommunications	10.1
Healthcare	7.2
Electric Utilities	6.0
Broadcasting	4.9
Quality Diversification (% of fund's net assets)
As of March 31, 2012*
BBB 0.9%
BB 26.5%
B 43.4%
CCC,CC,C 6.0%
Not Rated 15.6%
Equities 1.9%
Short-Term Investments and Net Other Assets (Liabilities) 5.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2012*
Floating Rate Loans 85.8%
Nonconvertible Bonds 6.6%
Common Stocks 1.9%
Short-Term Investments and Net Other Assets (Liabilities) 5.7%
* Foreign investments	10.0%

Semiannual Report

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans - 85.8% (f)
	Principal Amount	Value
Aerospace - 2.5%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (e)	$ 3,506,996	$ 3,406,170
Sequa Corp. term loan 3.8357% 12/3/14 (e)	18,745,000	18,416,963
TransDigm Group, Inc. Tranche B2, term loan 4% 2/14/17 (e)	5,536,125	5,543,045
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (e)	3,800,379	3,800,379
		31,166,557
Air Transportation - 1.6%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (e)	3,819,379	3,790,734
Northwest Airlines Corp.:
Tranche A, term loan 2.22% 12/31/18 (e)	1,873,433	1,751,660
Tranche B, term loan 4.08% 12/22/13 (e)	817,855	815,810
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (e)	2,370,000	2,281,125
US Airways Group, Inc. term loan 2.7418% 3/23/14 (e)	12,807,042	11,814,496
		20,453,825
Automotive - 2.9%
AM General LLC:
Credit-Linked Deposit 3.2413% 9/30/12 (e)	50,000	45,500
Tranche B, term loan 3.244% 9/30/13 (e)	761,000	692,510
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (e)	9,432,241	9,585,515
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (e)	3,487,000	3,487,000
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (e)	14,938,995	14,341,435
Tranche C, term loan 2.1775% 12/27/15 (e)	7,622,099	7,298,160
		35,450,120
Banks & Thrifts - 0.3%
Ocwen Financial Corp. Tranche B, term loan 7% 9/1/16 (e)	3,329,056	3,345,702
Broadcasting - 4.9%
AMC Networks, Inc. Tranche B, term loan 4% 12/31/18 (e)	2,970,518	2,933,386
Barrington Broadcasting Co., LLC Tranche B, term loan 7.5% 6/14/17 (e)	2,937,625	2,959,657
Clear Channel Capital I LLC Tranche B, term loan 3.8913% 1/29/16 (e)	7,072,935	5,729,078
Clear Channel Communications, Inc. Tranche A, term loan 3.6413% 7/30/14 (e)	4,146,713	3,820,159
Nexstar Broadcasting, Inc. term loan 5% 9/30/16 (e)	3,587,894	3,583,588
Floating Rate Loans (f) - continued
	Principal Amount	Value
Broadcasting - continued
TWCC Holding Corp. Tranche B, term loan 4.25% 2/11/17 (e)	$ 1,834,605	$ 1,834,605
Univision Communications, Inc. term loan 4.4913% 3/31/17 (e)	31,322,000	29,051,145
VNU, Inc. Tranche C, term loan 3.4928% 5/1/16 (e)	10,985,048	10,957,586
		60,869,204
Building Materials - 0.1%
Armstrong World Industries, Inc. Tranche B, term loan 4% 3/10/18 (e)	1,335,688	1,335,688
Goodman Global Group, Inc. Tranche 2 LN, term loan 9% 10/28/17 (e)	382,000	387,730
		1,723,418
Cable TV - 2.3%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (e)	11,085,000	10,946,438
CSC Holdings, Inc. Tranche B3, term loan 1.9913% 3/29/16 (e)	7,152,753	7,090,524
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (e)	3,713,000	3,708,359
Liberty Cablevision of Puerto Rico LTC term loan 2.4737% 6/15/14 (e)	772,971	757,512
UPC Broadband Holding BV:
Tranche T, term loan 3.744% 12/31/16 (e)	234,000	232,245
Tranche X, term loan 3.744% 12/31/17 (e)	3,351,000	3,309,113
WideOpenWest Finance LLC:
Tranche A, term loan 6.7428% 6/28/14 (e)	336,142	332,781
Tranche B 1LN, term loan 2.7419% 6/27/14 (e)	1,909,248	1,842,425
		28,219,397
Capital Goods - 1.1%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (e)	5,766,475	5,752,059
Kinetek Industries, Inc. Tranche B 1LN, term loan 2.7413% 11/10/13 (e)	422,000	415,670
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (e)	3,226,831	3,226,831
Unifrax Corp. Tranche B, term loan 7% 11/28/18 (e)	3,818,430	3,861,387
		13,255,947
Chemicals - 1.7%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (e)	5,112,436	5,195,513
INEOS US Finance Tranche C 2LN, term loan 8.001% 12/16/14 (e)	714,000	741,668
Floating Rate Loans (f) - continued
	Principal Amount	Value
Chemicals - continued
OM Group, Inc. Tranche B, term loan 5.75% 8/2/17 (e)	$ 3,852,321	$ 3,886,221
PL Propylene LLC Tranche B, term loan 7% 3/20/17 (e)	5,230,000	5,256,150
Taminco Global Chemical Corp. Tranche B, term loan 6.25% 2/15/19 (e)	1,041,000	1,047,506
Tronox, Inc.:
Tranche B, term loan 4.25% 2/8/18 (e)	2,062,000	2,056,845
Tranche DD, term loan 1% 8/8/18 (e)(g)	562,000	560,595
Univar NV Tranche B, term loan 5% 6/30/17 (e)	2,046,818	2,051,935
		20,796,433
Consumer Products - 1.8%
Amscan Holdings, Inc. Tranche B, term loan 6.75% 11/30/17 (e)	3,792,375	3,801,856
Huish Detergents, Inc.:
Tranche 2LN, term loan 4.5% 10/26/14 (e)	2,850,000	2,508,000
Tranche B 1LN, term loan 2.25% 4/26/14 (e)	3,384,118	3,181,071
NBTY, Inc. Tranche B 1LN, term loan 4.25% 10/1/17 (e)	3,410,000	3,414,263
Revlon Consumer Products Corp. term loan 4.7525% 11/19/17 (e)	3,844,317	3,834,706
Reynolds Consumer Products Holdings, Inc. Tranche C, term loan 6.5% 8/9/18 (e)	6,098,510	6,174,742
		22,914,638
Containers - 0.5%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	2,628,000	2,628,000
Tranche 2LN, term loan 10% 9/2/16 (e)	2,312,000	2,312,000
BWAY Holding Co. Tranche B, term loan 4.5% 2/23/18 (e)	812,000	810,985
		5,750,985
Diversified Financial Services - 1.5%
EquiPower Resources Holdings LLC Tranche B, term loan 5.75% 1/26/18 (e)	1,196,000	1,118,260
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (e)	2,000,000	2,012,600
HarbourVest Partners LLC Tranche B, term loan 6.25% 12/17/16 (e)	7,742,778	7,742,778
International Lease Finance Corp. Tranche 2LN, term loan 7% 3/17/16 (e)	3,261,000	3,261,000
LPL Holdings, Inc. Tranche B, term loan 4% 3/14/19 (e)	3,000,000	2,996,400
TransUnion LLC Tranche B, term loan 4.75% 2/10/18 (e)	1,875,264	1,889,329
		19,020,367
Floating Rate Loans (f) - continued
	Principal Amount	Value
Diversified Media - 0.6%
Advanstar Communications, Inc. Tranche 1LN, term loan 2.72% 5/31/14 (e)	$ 9,010,924	$ 7,388,958
Electric Utilities - 5.9%
Bicent Power LLC Tranche 2LN, term loan 4.58% 12/31/14 (e)	2,997,000	14,985
BRSP LLC term loan 7.5% 6/24/14 (e)	5,062,000	5,112,620
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (e)	7,179,869	7,161,919
Dynegy, Inc. (Gas) Tranche B, term loan 9.25% 8/5/16 (e)	6,593,434	6,890,138
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.6827% 12/15/14 (e)	15,138,000	14,608,170
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7428% 10/10/14 (e)	40,972,000	24,839,275
4.7428% 10/10/17 (e)	15,766,000	8,769,838
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (e)	5,943,990	5,951,717
		73,348,662
Energy - 4.4%
Alon USA, Inc. term loan 4.5% 8/4/13 (e)	12,340,046	12,093,245
ATP Oil & Gas Corp. Tranche B, term loan 9.5% 1/15/15 (e)	5,000,000	4,975,000
CCS, Inc. Tranche B, term loan 3.2413% 11/14/14 (e)	9,595,945	9,284,077
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (e)	12,000,000	11,760,000
FTS International, LLC Tranche B, term loan 6.25% 5/6/16 (e)	1,965,000	1,960,088
Race Point Power Tranche B, term loan 8.0302% 1/11/18 (e)	4,708,187	4,661,105
Sheridan Production Partners LP term loan 6.5% 4/20/17 (e)	9,868,524	9,868,524
		54,602,039
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.25% 3/30/14 (e)	74,804	66,575
Food & Drug Retail - 2.2%
GNC Corp. Tranche B, term loan 4.25% 3/2/18 (e)	3,537,000	3,537,000
Rite Aid Corp. Tranche ABL, term loan 2.003% 6/4/14 (e)	11,039,000	10,790,623
Floating Rate Loans (f) - continued
	Principal Amount	Value
Food & Drug Retail - continued
Roundy's, Inc. Tranche B, term loan 5.75% 2/13/19 (e)	$ 4,804,000	$ 4,834,025
Sprouts Farmers Market LLC Tranche B, term loan 6.0025% 4/18/18 (e)	7,813,270	7,676,537
		26,838,185
Gaming - 4.1%
Fantasy Springs Resort Casino term loan 12% 8/6/12 (e)	3,157,000	2,462,460
Green Valley Ranch Gaming LLC term loan:
6.25% 6/17/16 (e)	4,775,130	4,703,503
10% 6/17/17 (e)	1,162,000	1,162,000
Gun Lake Tribal Gaming Authority term loan 12% 7/20/15 (e)	8,468,000	9,018,420
Harrah's Entertainment, Inc.:
Tranche B-6, term loan 5.4918% 1/28/18 (e)	4,539,000	4,107,795
Tranche B1, term loan 3.2418% 1/28/15 (e)	2,250,000	2,140,425
Tranche B4, term loan 9.5% 10/31/16 (e)	3,767,365	3,880,386
Kerzner International Ltd.:
term loan 3.2446% 9/1/13 (e)	16,331,483	14,290,048
Tranche DD, term loan 4.1642% 9/1/13 (e)	8,914,670	7,800,336
Station Casinos LLC Tranche B1, term loan 3.2413% 6/16/18 (e)	1,868,467	1,728,332
		51,293,705
Healthcare - 7.2%
Community Health Systems, Inc. term loan 3.9886% 1/25/17 (e)	15,285,962	15,056,673
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	6,827,389	6,417,745
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (e)	5,720,554	5,720,554
Grifols, Inc. Tranche B, term loan 4.5% 6/1/17 (e)	3,558,450	3,554,002
HCA, Inc. Tranche B2, term loan 3.7197% 3/31/17 (e)	23,727,000	23,311,778
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (e)	4,927,557	4,742,773
HGI Holdings, Inc. Tranche B, term loan 6.75% 10/1/16 (e)	3,827,861	3,827,861
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (e)	5,690,630	5,698,028
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 2.4916% 6/15/14 (e)	8,033,858	7,853,096
Tranche 2LN, term loan 5.9913% 6/15/15 (e)	5,039,000	4,875,233
Sun Healthcare Group, Inc. Tranche B, term loan 8.75% 10/18/16 (e)	1,947,000	1,859,385
Floating Rate Loans (f) - continued
	Principal Amount	Value
Healthcare - continued
United Surgical Partners International, Inc. term loan 6% 3/14/19 (e)	$ 3,500,000	$ 3,465,000
VWR Funding, Inc. term loan 2.7413% 6/29/14 (e)	3,156,885	3,125,316
		89,507,444
Homebuilders/Real Estate - 1.0%
CB Richard Ellis Group, Inc. Tranche B, term loan 3.4918% 11/9/16 (e)	393,003	391,038
CB Richard Ellis Services, Inc. Tranche C, term loan 3.4913% 3/4/18 (e)	1,909,191	1,897,259
Realogy Corp.:
Credit-Linked Deposit 4.5453% 10/10/16 (e)	218,177	203,450
term loan 4.77% 10/10/16 (e)	2,781,274	2,593,538
Tranche 2LN, term loan 13.5% 10/15/17	1,926,000	1,978,965
Credit-Linked Deposit 3.2953% 10/10/13 (e)	752,110	703,223
Summit Materials LLC Tranche B, term loan 6% 1/30/19 (e)	4,194,000	4,230,907
		11,998,380
Insurance - 3.2%
Asurion Corp.:
Tranche 1ST LIEN, term loan 5.5% 5/24/18 (e)	15,287,000	15,134,130
Tranche 2ND LIEN, term loan 9% 5/24/19 (e)	14,042,000	14,235,780
CNO Financial Group, Inc. Tranche B, term loan 6.25% 9/30/16 (e)	2,523,057	2,529,364
Lonestar Inter Super Hld LLC term loan 11% 9/2/19 (e)	3,370,000	3,437,400
USI Holdings Corp. Tranche B, term loan 2.75% 5/4/14 (e)	4,187,010	4,113,738
		39,450,412
Leisure - 2.8%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 7.5% 4/22/16 (e)	12,467,277	12,404,940
Cannery Casino Resorts LLC:
term loan 4.4913% 5/18/13 (e)	1,692,626	1,646,079
Tranche B, term loan 4.4913% 5/18/13 (e)	1,944,895	1,891,411
Formula One Holdings Tranche D, term loan 3.75% 6/30/14 (e)	5,899,000	5,840,010
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (e)	3,510,000	3,510,000
Town Sports International LLC Tranche B, term loan 7% 5/11/18 (e)	8,838,528	8,926,913
		34,219,353
Floating Rate Loans (f) - continued
	Principal Amount	Value
Metals/Mining - 0.8%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (e)	$ 2,863,000	$ 2,870,158
Oxbow Carbon LLC Tranche B 1LN, term loan 3.8545% 5/8/16 (e)	1,525,988	1,531,787
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (e)	1,179,031	1,173,136
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (e)	4,381,000	4,359,095
		9,934,176
Publishing/Printing - 1.4%
Getty Images, Inc. Tranche B 1LN, term loan 4.2206% 11/5/15 (e)	4,000,000	4,020,000
Newsday LLC term loan:
6.8215% 8/1/13 (e)	1,584,000	1,586,059
10.5% 8/1/13	1,188,000	1,220,670
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (e)	1,823,419	1,812,022
Thomson Learning Tranche B, term loan 2.49% 7/5/14 (e)	6,634,632	6,137,034
Tribune Co. Tranche X, term loan 3/17/09 (c)	3,189,000	2,080,823
Yell Group PLC Tranche B1, term loan 3.9913% 7/31/14 (e)	2,213,000	597,510
		17,454,118
Restaurants - 0.8%
Burger King Corp. Tranche B, term loan 4.5% 10/19/16 (e)	3,596,709	3,601,205
Dunkin Brands, Inc. Tranche B2, term loan 4.0034% 11/23/17 (e)	1,817,457	1,815,185
Focus Brands, Inc. Tranche B 1LN, term loan 6.2666% 2/21/18 (e)	1,168,488	1,174,330
NPC International, Inc. Tranche B, term loan 5.25% 12/28/18 (e)	3,828,000	3,856,710
		10,447,430
Services - 2.7%
ARAMARK Corp.:
Credit-Linked Deposit 3.5453% 7/26/16 (e)	130,000	129,350
Tranche B, term loan 3.4913% 7/26/16 (e)	1,972,000	1,962,140
Bakercorp International, Inc. term loan 5% 6/1/18 (e)	3,854,000	3,863,635
Brickman Group Holdings, Inc. Tranche B, term loan 7.25% 10/14/16 (e)	3,448,270	3,474,132
Central Parking Corp.:
Credit-Linked Deposit 2.5% 5/22/14 (e)	1,281,000	1,258,583
Tranche 2LN, term loan 5.125% 11/22/14 (e)	772,000	737,260
Floating Rate Loans (f) - continued
	Principal Amount	Value
Services - continued
Central Parking Corp.: - continued
Tranche B 1LN, term loan 2.75% 5/22/14 (e)	$ 1,717,000	$ 1,686,953
Hertz Corp. Tranche B, term loan 3.75% 3/11/18 (e)	3,809,380	3,795,095
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (e)	3,844,317	3,829,900
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (e)	3,774,469	3,689,543
Sedgwick CMS Holdings, Inc. Tranche B 1LN, term loan 5% 12/31/16 (e)	1,204,133	1,202,688
SymphonyIRI Group, Inc. Tranche B, term loan 5.0025% 12/1/17 (e)	2,897,701	2,894,224
U.S. Foodservice Tranche B, term loan 2.74% 7/3/14 (e)	5,635,209	5,437,977
		33,961,480
Shipping - 0.8%
Swift Transportation Co. LLC Tranche B-2, term loan 5% 12/21/17 (e)	10,000,000	10,075,000
Specialty Retailing - 0.8%
Claire's Stores, Inc. term loan 3.0845% 5/29/14 (e)	4,135,374	3,928,605
Dave & Buster's Holdings, Inc. Tranche B, term loan 5.5% 6/1/16 (e)	1,910,000	1,900,450
Michaels Stores, Inc.:
Tranche B1, term loan 2.8233% 10/31/13 (e)	1,304,000	1,304,000
Tranche B2, term loan 5.0733% 7/31/16 (e)	2,725,000	2,731,813
		9,864,868
Steel - 0.4%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	1,960,058	1,960,058
Tube City IMS Corp. Tranche B, term loan 5.75% 3/20/19 (e)	3,000,000	3,003,750
		4,963,808
Super Retail - 3.8%
Academy Ltd. Tranche B, term loan 6% 8/3/18 (e)	7,722,645	7,761,258
Bass Pro Shops LLC. Tranche B, term loan 5.3173% 6/13/17 (e)	2,883,736	2,880,276
BJ's Wholesale Club, Inc.:
Tranche B 1LN, term loan 5.25% 9/30/18 (e)	9,600,000	9,636,000
Tranche M 2LN, term loan 10% 3/30/19 (e)	2,813,000	2,911,455
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (e)	3,915,000	3,939,469
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	4,874,000	4,861,815
Floating Rate Loans (f) - continued
	Principal Amount	Value
Super Retail - continued
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	$ 9,390,227	$ 9,014,618
Toys 'R' Us, Inc.:
term loan 6% 9/1/16 (e)	3,790,380	3,785,831
Tranche B2, term loan 5.25% 5/25/18 (e)	1,834,379	1,816,036
		46,606,758
Technology - 12.3%
Avaya, Inc.:
term loan 3.2406% 10/27/14 (e)	6,804,067	6,599,945
Tranche B 3LN, term loan 4.9906% 10/26/17 (e)	10,691,821	10,290,877
Ceridian Corp. term loan 3.2413% 11/8/14 (e)	4,335,478	4,053,672
First Data Corp.:
term loan 4.2418% 3/24/18 (e)	7,538,000	6,859,580
Tranche D, term loan 5.2418% 3/24/17 (e)	26,046,855	24,907,305
Freescale Semiconductor, Inc. term loan 4.494% 12/1/16 (e)	17,577,000	17,049,690
Generac Power Systems, Inc. Tranche B, term loan 3.75% 2/9/19 (e)	911,000	904,168
GoDaddy.Com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (e)	9,974,937	9,974,937
Kronos, Inc.:
Tranche 1LN, term loan 6.25% 12/21/17 (e)	3,554,093	3,589,633
Tranche B 1LN, term loan 5.3293% 6/11/17 (e)	3,464,318	3,446,996
Tranche B 2LN, term loan 10.5793% 6/11/18 (e)	12,835,000	13,091,700
Lawson Software, Inc. Tranche B, term loan 6.25% 3/29/18 (e)	10,000,000	10,040,600
MDA Information Products Tranche B, term loan 7% 1/4/17 (e)	890,745	792,763
NDS Group PLC Tranche B, term loan 4% 3/10/18 (e)	4,589,411	4,600,884
NXP BV:
term loan 4.5% 3/4/17 (e)	11,895,960	11,628,301
Tranche A 2LN, term loan 5.5% 3/4/17 (e)	6,306,155	6,298,273
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (e)	2,534,556	2,525,051
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (e)	3,171,013	3,171,013
Serena Software, Inc. term loan 4.4746% 3/10/16 (e)	2,742,000	2,687,160
Sunquest Information Systems, Inc.:
Tranche 1 LN, term loan 6.25% 12/16/16 (e)	1,673,784	1,669,599
Floating Rate Loans (f) - continued
	Principal Amount	Value
Technology - continued
Sunquest Information Systems, Inc.: - continued
Tranche 2 LN, term loan 9.75% 6/16/17 (e)	$ 5,776,000	$ 5,891,520
TriZetto Group, Inc. Tranche B, term loan 4.75% 5/2/18 (e)	3,143,083	3,127,368
		153,201,035
Telecommunications - 9.4%
Airvana Networks Solutions, Inc. term loan 10% 3/25/15 (e)	2,267,853	2,154,461
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (e)	7,898,205	7,878,459
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.0625% 3/31/17 (e)	3,990,000	3,790,500
Tranche D, term loan 4.125% 3/31/15 (e)	22,567,045	21,890,034
DigitalGlobe, Inc. Tranche B, term loan 5.75% 10/12/18 (e)	2,369,063	2,268,377
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (e)	16,189,425	13,275,329
Genesys SA Tranche B, term loan 6.75% 1/31/19 (e)	3,959,000	3,998,590
Intelsat Jackson Holdings SA:
term loan 3.2418% 2/1/14 (e)	22,931,000	22,472,380
Tranche B, term loan 5.25% 4/2/18 (e)	10,895,000	10,976,713
Level 3 Financing, Inc.:
term loan 2.7309% 3/13/14 (e)	9,509,000	9,366,365
Tranche B 3LN, term loan 5.75% 9/1/18 (e)	835,000	843,350
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/19/19 (e)	4,000,000	3,995,000
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	817,000	807,695
term loan 6.875% 8/11/15	12,405,701	12,375,333
		116,092,586
TOTAL FLOATING RATE LOANS (Cost $1,064,346,941)		1,064,281,565
Nonconvertible Bonds - 6.6%

Air Transportation - 0.1%
United Air Lines, Inc. 9.875% 8/1/13 (d)	700,000	735,000
Banks & Thrifts - 1.0%
Ally Financial, Inc.:
2.6875% 12/1/14 (e)	2,348,000	2,195,380
Nonconvertible Bonds - continued
	Principal Amount	Value
Banks & Thrifts - continued
Ally Financial, Inc.: - continued
3.71% 2/11/14 (e)	$ 7,918,000	$ 7,779,435
3.8737% 6/20/14 (e)	2,647,000	2,581,249
		12,556,064
Chemicals - 0.0%
Lyondell Chemical Co. 11% 5/1/18	517,000	571,285
Containers - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.875% 8/15/19 (d)	1,063,000	1,137,410
Diversified Financial Services - 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	2,553,000	2,642,355
8% 1/15/18 (d)	610,000	634,400
Ineos Finance PLC 9% 5/15/15 (d)	861,000	914,813
MU Finance PLC 8.375% 2/1/17 (d)	5,802,000	6,229,607
		10,421,175
Electric Utilities - 0.1%
Energy Future Holdings Corp. 10% 1/15/20	1,300,000	1,425,125
Energy - 0.4%
ATP Oil & Gas Corp. 11.875% 5/1/15	1,926,000	1,377,090
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	3,680,000	3,583,400
		4,960,490
Entertainment/Film - 0.1%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (d)	812,000	891,170
Gaming - 0.6%
Harrah's Operating Co., Inc. 11.25% 6/1/17	2,801,000	3,046,088
MGM Mirage, Inc.:
10.375% 5/15/14	1,326,000	1,508,325
11.125% 11/15/17	1,867,000	2,107,470
13% 11/15/13	1,077,000	1,249,320
		7,911,203
Homebuilders/Real Estate - 0.1%
Realogy Corp. 7.625% 1/15/20 (d)	1,708,000	1,784,860
Insurance - 0.1%
USI Holdings Corp. 4.3776% 11/15/14 (d)(e)	1,207,000	1,128,545
Paper - 0.2%
Verso Paper Holdings LLC/Verso Paper, Inc. 4.2969% 8/1/14 (e)	2,118,000	1,821,480
Nonconvertible Bonds - continued
	Principal Amount	Value
Publishing/Printing - 0.2%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (e)	$ 2,169,000	$ 1,914,143
Restaurants - 0.2%
Dave & Buster's, Inc. 11% 6/1/18	1,979,000	2,127,425
Services - 0.7%
ARAMARK Corp. 4.0469% 2/1/15 (e)	4,194,000	4,162,545
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 3.0026% 5/15/14 (e)	5,137,000	5,034,260
		9,196,805
Technology - 1.2%
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (e)	4,282,000	4,217,770
Freescale Semiconductor, Inc.:
4.3487% 12/15/14 (e)	7,492,000	7,360,890
10.125% 3/15/18 (d)	1,705,000	1,901,075
Spansion LLC 7.875% 11/15/17	1,561,000	1,506,365
		14,986,100
Telecommunications - 0.7%
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (d)	4,036,000	3,975,460
14.75% 12/1/16 (d)	1,041,000	1,139,895
Clearwire Escrow Corp. 12% 12/1/15 (d)	3,959,000	3,899,615
		9,014,970
TOTAL NONCONVERTIBLE BONDS (Cost $80,742,969)		82,583,250
Common Stocks - 1.9%
	Shares
Chemicals - 1.9%
LyondellBasell Industries NV Class A	535,700	23,383,305
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,000	127,840
TOTAL COMMON STOCKS (Cost $24,122,855)		23,511,145
Money Market Funds - 7.2%

Fidelity Cash Central Fund, 0.14% (b) (Cost $88,916,458)	88,916,458	88,916,458
Cash Equivalents - 0.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.06%, dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations) # (Cost $5,292,000)	$ 5,292,028	$ 5,292,000
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,263,421,223)		1,264,584,418
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(24,062,385)
NET ASSETS - 100%		$ 1,240,522,033
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,955,250 or 2.3% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $560,595 and $562,000, respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,292,000 due 4/02/12 at 0.06%
Barclays Capital, Inc.	$ 1,466,365
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,068,869
UBS Securities LLC	2,756,766
$ 5,292,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,886
Fidelity Floating Rate Central	16,640,224
Total	$ 16,657,110
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central	$ -	$ 1,162,487,513*	$ 1,201,879,288*	$ -	-
* Includes the value of shares purchased or redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 23,383,305	$ 23,383,305	$ -	$ -
Telecommunication Services	127,840	127,840	-	-
Floating Rate Loans	1,064,281,565	-	1,055,263,145	9,018,420
Corporate Bonds	82,583,250	-	82,583,250	-
Money Market Funds	88,916,458	88,916,458	-	-
Cash Equivalents	5,292,000	-	5,292,000	-
Total Investments in Securities:	$ 1,264,584,418	$ 112,427,603	$ 1,143,138,395	$ 9,018,420
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	10,947
Cost of Purchases	9,018,420
Proceeds of Sales	-
Amortization/Accretion	(10,947)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 9,018,420
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 10,947

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.0%
Netherlands	3.8%
United Kingdom	2.0%
Bermuda	1.8%
Canada	1.2%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $5,292,000) - See accompanying schedule: Unaffiliated issuers (cost $1,174,504,765)	$ 1,175,667,960
Fidelity Central Funds (cost $88,916,458)	88,916,458
Total Investments (cost $1,263,421,223)		$ 1,264,584,418
Cash		4,955,056
Receivable for investments sold		13,359,837
Receivable for fund shares sold		50,829
Interest receivable		6,288,998
Distributions receivable from Fidelity Central Funds		9,811
Other receivables		71,296
Total assets		1,289,320,245

Liabilities
Payable for investments purchased	$ 47,929,839
Payable for fund shares redeemed	10,158
Accrued management fee	579,533
Other affiliated payables	113,598
Other payables and accrued expenses	165,084
Total liabilities		48,798,212

Net Assets		$ 1,240,522,033
Net Assets consist of:
Paid in capital		$ 1,197,234,700
Undistributed net investment income		3,057,878
Accumulated undistributed net realized gain (loss) on investments		39,066,260
Net unrealized appreciation (depreciation) on investments		1,163,195
Net Assets		$ 1,240,522,033

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

March 31, 2012 (Unaudited)

Series Floating Rate High Income: Net Asset Value, offering price and redemption price per share ($779,664,098 ÷ 74,995,904 shares)	$ 10.40

Class F: Net Asset Value, offering price and redemption price per share ($460,857,935 ÷ 44,329,936 shares)	$ 10.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

For the period October 20, 2011 (commencement of operations) to March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 113,836
Interest		10,901,363
Income from Fidelity Central Funds		16,657,110
Total income		27,672,309

Expenses
Management fee	$ 2,813,414
Transfer agent fees	382,559
Accounting fees and expenses	206,653
Custodian fees and expenses	1,865
Independent trustees' compensation	2,682
Registration fees	136,637
Audit	33,722
Legal	538
Miscellaneous	284
Total expenses		3,578,354
Net investment income (loss)		24,093,955
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,993,311
Fidelity Central Funds	39,391,775
Total net realized gain (loss)		41,385,086
Change in net unrealized appreciation (depreciation) on investment securities		1,163,195
Net gain (loss)		42,548,281
Net increase (decrease) in net assets resulting from operations		$ 66,642,236

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period October 20, 2011 (commencement of operations) to March 31, 2012 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,093,955
Net realized gain (loss)	41,385,086
Change in net unrealized appreciation (depreciation)	1,163,195
Net increase (decrease) in net assets resulting from operations	66,642,236
Distributions to shareholders from net investment income	(21,036,077)
Distributions to shareholders from net realized gain	(2,318,826)
Total distributions	(23,354,903)
Share transactions - net increase (decrease)	1,197,234,700
Total increase (decrease) in net assets	1,240,522,033

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $3,057,878)	$ 1,240,522,033

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Floating Rate High Income

Period ended March 31, 2012 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.216
Net realized and unrealized gain (loss)	.395
Total from investment operations	.611
Distributions from net investment income	(.189)
Distributions from net realized gain	(.022)
Total distributions	(.211)
Net asset value, end of period	$ 10.40
Total Return B	6.16%
Ratios to Average Net Assets D,G
Expenses before reductions	.76% A
Expenses net of fee waivers, if any	.76% A
Expenses net of all reductions	.76% A
Net investment income (loss)	4.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 779,664
Portfolio turnover rate E	8% H,I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 20, 2011 (commencement of operations) to March 31, 2012.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Period ended March 31, 2012 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.221
Net realized and unrealized gain (loss)	.395
Total from investment operations	.616
Distributions from net investment income	(.194)
Distributions from net realized gain	(.022)
Total distributions	(.216)
Net asset value, end of period	$ 10.40
Total Return B	6.21%
Ratios to Average Net Assets D,G
Expenses before reductions	.65% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.65% A
Net investment income (loss)	4.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 460,858
Portfolio turnover rate E	8% H,I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 20, 2011 (commencement of operations) to March 31, 2012.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012 (Unaudited)

1. Organization.

Fidelity® Series Floating Rate High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Floating Rate High Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

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3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,150,292
Gross unrealized depreciation	(4,872,846)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,277,446

Tax cost	$ 1,261,306,972

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans and the Fixed-Income Central Funds), other than short-term securities, and in-kind transactions aggregated $1,284,608,177 and $88,946,449, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

that vary according to the account size and type of account of the shareholders of Series Floating Rate High Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Series Floating Rate High Income	$ 382,559.12

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Exchanges In-Kind. During the period, certain investment companies managed by FMR or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered shares of the Fidelity Floating Rate Central Fund valued at $1,045,920,055 in exchange for 104,592,005 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 9 Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

The Fund subsequently redeemed all of its shares of the Fidelity Floating Rate Central Fund in exchange for cash and securities, including accrued interest, totaling $1,201,879,288. Realized gain (loss) of $39,391,775 on the redemption of the Fidelity Floating Rate Central Fund is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $174 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended March 31, 2012 A
From net investment income
Series Floating Rate High Income	$ 13,989,467
Class F	7,046,610
Total	$ 21,036,077
From net realized gain
Series Floating Rate High Income	$ 1,631,182
Class F	687,644
Total	$ 2,318,826

A For the period October 20, 2011 (commencement of operations) to March 31, 2012.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended March 31, 2012 A	Period ended March 31, 2012 A
Series Floating Rate High Income
Shares sold	74,974,931*	$ 749,908,501*
Reinvestment of distributions	1,528,733	15,620,649
Shares redeemed	(1,507,760)	(15,226,269)
Net increase (decrease)	74,995,904	$ 750,302,881
Class F
Shares sold	44,013,162*	$ 443,628,823*
Reinvestment of distributions	755,513	7,734,255
Shares redeemed	(438,739)	(4,431,259)
Net increase (decrease)	44,329,936	$ 446,931,819

A For the period October 20, 2011 (commencement of operations) to March 31, 2012.

* Amount includes in-kind exchanges (see Note 6: Exchanges In-Kind).

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Floating Rate High Income Fund

On January 19, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven high income selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity to the funds will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

SFR-SANN-0512
1.924293.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 23, 2012